FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /  (a)
             or fiscal year ending: 12/31/97(b)

Is this a transition report?:(Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name:  APL Variable Annuity Account 1
   B. File Number:  812-9484
   C. Telephone Number:(612)671-2152

2. A. Street: IDS Tower 10
   B. City: Minneapolis C. State: MN D. Zip Code: 55440 Zip Ext. 0010
   E. Foreign Country:

3. Is this the first filing on this form by the Registrant? (Y/N)   N

4. Is this the last filing on this form by Registrant? (Y/N)        N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)               Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)   N
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/97                  If filing more than one
File number 812-9484                        Page 47, "X" box: _____

UNIT INVESTMENT TRUSTS
111. A.  Depositor Name: American Partners Life Insurance Company
     B.  File Number (If any):
     C.  City: Minneapolis State: MN Zip Code: 55440 Zip Ext.: 0010
         Foreign Country:            Foreign Postal Code:

111. A.  Depositor Name:
     B.  File Number (If any):
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

112. A.  Sponsor Name:
     B.  File Number (If any):
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

112. A.  Sponsor Name:
     B.  File Number (If any):
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:


For period ending 12/31/97                 If filing more than one
File number 812-9484                        Page 48, "X" box:______

113. A.  Trustee Name:
     B.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

113. A.  Trustee Name:
     B.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

114. A.  Principal Underwriter Name: American Express Service Corporation
     B.  File Number: 8-27456
     C.  City:Minneapolis  State: MN Zip Code: 55440 Zip Ext.: 0010
         Foreign Country:            Foreign Postal Code:

114. A.  Principal Underwriter Name:
     B.  File Number:
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

115. A.  Independent Public Accountant Name: Ernst & Young LLP
     B.  City: Minneapolis State: MN Zip Code: 55402 Zip Ext.:
         Foreign Country:            Foreign Postal Code:

115. A.  Independent Public Accountant Name:
     B.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

For period ending 12/31/97                  If filing more than one
File number 812-9484                        Page 49, "X" box:_____

116. Family of investment companies information:
     A.  Is Registrant part of a family of investment
         companies? (Y/N)                                       Y
     B.  Identify the family in 10 letters:            IDSLIFESEP
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance
         company? (Y/N)                                         Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B.  Variable annuity contracts? (Y/N)                      Y
     C.  Scheduled premium variable life contracts? (Y/N)       N
     D.  Flexible premium variable life contracts? (Y/N)        N
     E.  Other types of insurance products registered under the
         Securities Act of 1933? (Y/N)                          N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act
     of 1933                                                    1

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period                                0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted)                                           0

121. State the number of series for which a current prospectus was
     in existence at the end of the period                      1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
     current period                                             0

For period ending 12/31/97                  If filing more than one
File number 812-9484                        Page 50, "X" box:______

123. State the total value of the additional units considered in
     answering item 122 ($000's omitted)                         0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
     Registrant ($000's omitted)                                 0

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                        0

127. List opposite the appropriate decsription below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of     Total Assets  Total Income
                                        Series         ($000's    Distributions
                                      Investing        omitted) ($000's omitted)
A. U.S. Treasury direct issue          ________      $_________     $________

B. U.S. Government agency              ________      $_________     $________

C. State and municipal tax-free        ________      $_________     $________

D. Public utility debt                 ________      $_________     $________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent      ________      $_________     $________

F. All other corporate intermed. &
   long-term debt                      ________      $_________     $________

G. All other corporate short-term
   debt                                ________      $_________     $________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                             ________      $_________     $________

I. Investment company equity
   securities                          ________      $_________     $________

J. All other equity securities         ____1___      $_8,879___     $_____0__

K. Other securities                    ________      $_________     $________

L. Total assets of all series of
   registrant                          ________      $_8,879___     $________



For period ending 12/31/97                        If filing more than one
File number 812-9484                              Page 51, "X" box:______

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
     other than the issuer? (Y/N)                                        N

     [If answer is "N" (No), go to item 131.]                           Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
     end of the current period? (Y/N)                                   ___

     [If answer is "N" (No), go to item 131.]                           Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
     derived from insurance or guarantees? (Y/N)                 ___
                                                                 Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                   $   62_

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     812-9484__       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

     811-______       811-______    811-______     811-______    811-______

SIGNATURE PAGE

This report is signed on behalf of the Registrant indicated in Item 1.A.

City of: Minneapolis      State of : Minnesota     Date: February 23, 1998

APL Variable Annuity Account 1



By: Mary Ellyn Minenko                  Witness:  Andrea L. Kelly
    Attorney at Law                               Assistant Secretary